Concentration of Credit Risk - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($) Bank
Risks and Uncertainties [Abstract]
Company's cash and due from banks and federal funds sold total	$ 704,000
FDIC limit of per depositor	$ 250,000
Federal funds sold deposited with banks, number or banks | Bank	1